Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - Fair value hedges [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	$ 7	$ 4
Gains (losses) recognized for hedged items	(5)	(2)
Ineffectiveness recognized in investment income	2	2
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	7	4
Gains (losses) recognized for hedged items	(5)	(2)
Ineffectiveness recognized in investment income	$ 2	$ 2